Investment Objectives and Goals	Jan. 28, 2026
Poplar Forest Partners Fund
Prospectus [Line Items]
Risk/Return [Heading]	Poplar Forest Partners Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Poplar Forest Partners Fund (the “Partners Fund”) seeks to achieve long-term growth of capital.
Poplar Forest Cornerstone Fund
Prospectus [Line Items]
Risk/Return [Heading]	Poplar Forest Cornerstone Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Poplar Forest Cornerstone Fund (the “Cornerstone Fund”) seeks to achieve current income and long-term growth of capital.